Other income and gains - net - Summary of Other Income and Gains Nets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other income and gains - net
Investment income from wealth management products	¥ 4,925		¥ 4,182	¥ 723
Dividends from equity security	745
Fair value gain/(loss) on wealth management product	(10,792)		470	224
Fair value gain/(loss) on equity security	(3,011)		(3,153)
Fair value gain/(loss) on other investment	1,668		609
Fair value gain/(loss) on derivative financial instruments	2,002		196
Gain/(loss) on settlement of derivative financial instruments	8,709		1,550
Gain on disposal of property, plant and equipment				1,505
Gain/(loss) on disposal of right-of-use assets	(846)
Gain/(loss) on disposal of subsidiaries	2,305
Government grants	3,991		3,869	11,695
Amortization on deferred income from ADS depository	4,373		2,405
Donations	(9,866)		(2,327)	(1,090)
Others	1,126		725	240
Other income and gains - net	¥ 5,329	$ 836	¥ 8,526	¥ 13,297